Business Combination - Business Acquisition, Pro Forma Information (Details) - Bluegrass Materials Company - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Total revenues	$ 4,299,673	$ 4,178,627
Net earnings attributable to Martin Marietta	$ 489,526	$ 691,719
Diluted earnings per share	$ 7.75	$ 10.94